Income Taxes - Schedule of Components Of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax before adjustment	$ 18.3	$ 21.5	$ 15.3
Functional currency differences in taxation	(1.1)	5.8	12.1
Other permanent differences and nondeductible items	0.7	0.9	0.6
Valuation allowance reversal	0.0	0.0	(3.6)
Total Income tax expense	17.9	28.2	24.4
The Netherlands [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax before adjustment	3.2	8.9	8.6
USA [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax before adjustment	3.7	3.7	3.1
Malaysia [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax before adjustment	7.9	6.4	2.2
Belgium [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax before adjustment	3.4	2.5	1.7
United Kingdom [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax before adjustment	$ 0.1	$ 0.0	$ (0.3)